IVY FUNDS

6300 LAMAR AVENUE

P. O. BOX 29217

SHAWNEE MISSION, KANSAS 66201-9217

January 30, 2014

Securities and Exchange Commission

100 F Street NE

Washington DC 20549

Re:	Ivy Funds (Registrant)
CIK #883622

We are hereby transmitting for filing through EDGAR a registration statement on Form N-14/A under the Securities Act of 1933 for the above-referenced Registrant. This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Registrant.

These shares are being registered pursuant to a Plan of Reorganization and Termination pursuant to which the Registrant will transfer all of its assets under the Ivy Asset Strategy New Opportunities Fund to the Ivy Emerging Markets Equity Fund, also a series of the Registrant, and the Ivy Emerging Markets Equity Fund will assume all of the liabilities of the Ivy Asset Strategy New Opportunities Fund.

If you have any questions or comments concerning the foregoing, please contact me at 913-236-2432. Thank you for your attention to this matter.

Very truly yours,

/s/ Mara Herrington

Mara Herrington

Vice President and Secretary